Income Taxes (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Income Taxes

Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Current tax expense
Current year	(1 556)	(706)
Deferred tax (expense)/income	120	(288)

Total income tax expense in the income statement	(1 436)	(994)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate

The reconciliation of the effective tax rate with the aggregated weighted nominal tax rate can be summarized as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Profit before tax	5 031	4 566
Deduct share of result of associates and joint ventures	93	124

Profit before tax and before share of result of associates and joint ventures	4 938	4 442

Adjustments on taxable basis
Foreign source income	0	(337)
Government incentives	(354)	(336)
Expenses not deductible for tax purposes	1 590	811
Other non-taxable income	(478)	(121)

	5 696	4 459
Aggregated weighted nominal tax rate	26.9%	27.5%

Tax at aggregated weighted nominal tax rate	(1 532)	(1 225)

Adjustments on tax expense
Utilization of tax losses not previously recognized	119	28
Recognition of deferred taxes assets on previous years’ tax losses	42	—
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(149)	(142)
(Underprovided)/overprovided in prior years	(34)	137
Deductions from interest on equity	215	222
Deductions from goodwill	7	28
Other tax deductions	196	111
Change in tax rate	11	—
Withholding taxes	(227)	(136)
Other tax adjustments	(83)	(16)

	(1 436)	(994)
Effective tax rate	29.1%	22.4%